CAPITAL STOCK AND OTHER RELATED ACCOUNTS - Additional Information (Details) - ARS ($) $ in Thousands					12 Months Ended
	Dec. 31, 2021	Sep. 24, 2021	Jul. 02, 2021	Feb. 12, 2021	Dec. 31, 2022	Apr. 25, 2023	Oct. 03, 2022	Feb. 21, 2022	Jan. 05, 2022	Dec. 21, 2021	Nov. 26, 2021	Sep. 03, 2021
Disclosure of capital stock and other capital related accounts [line items]
Percent limit on treasury stock					10.00%
Number of shares in entity held by entity (in shares)					12,436,694	12,543,339
Share-based payment plans	$ 77,665				$ 114,376
Shares distributed (in shares)									10,069
Treasury shares
Disclosure of capital stock and other capital related accounts [line items]
Number of shares in entity held by entity (in shares)					12,352,329	12,352,329
Increase (decrease) through treasury share transactions, equity					$ 6,413,509
First treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase period				90 days
Extended purchase period				45 days
Second treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase period			60 days
Purchase of treasury shares												$ 564,500
Third treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase period		60 days
Purchase of treasury shares											$ 662,000
Fourth treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase period	60 days
Purchase of treasury shares								$ 644,000
Fifth treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares					$ 736,000
Maximum | First treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares				$ 750,000
Maximum | Second treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares			$ 975,000
Maximum | Third treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares		$ 700,000
Maximum | Fourth treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares										$ 900,000
Maximum | Fifth treasury stock acquisition plan
Disclosure of capital stock and other capital related accounts [line items]
Purchase of treasury shares							$ 1,000,000
ADR shares
Disclosure of capital stock and other capital related accounts [line items]
Number of shares issued (in shares)					27,542
Issue of equity					$ 34,186